U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
   ANNUAL NOTICE OF SECURITES SOLD
  PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

 1.  Name and address of issuer:

iShares Trust
400 Howard Street
San Francisco, CA  94105

 2.  The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):                                                                                                                     [  ]

iShares 2013 AMT-Free Muni Term ETF1
iShares 2014 AMT-Free Muni Term ETF
iShares 2015 AMT-Free Muni Term ETF
iShares 2016 AMT-Free Muni Term ETF
iShares 2017 AMT-Free Muni Term ETF
iShares 2018 AMT-Free Muni Term ETF
iShares 2019 AMT-Free Muni Term ETF
iShares Asia 50 ETF
iShares Core S&P 500 ETF
iShares Core S&P Mid-Cap ETF
iShares Core S&P Small-Cap ETF
iShares Core S&P Total U.S. Stock Market ETF
iShares Core U.S. Growth ETF
iShares Core U.S. Value ETF
iShares Emerging Markets Infrastructure ETF
iShares Europe ETF
iShares Global 100 ETF
iShares Global Clean Energy ETF
iShares Global Consumer Discretionary ETF
iShares Global Consumer Staples ETF
iShares Global Energy ETF
iShares Global Financials ETF
iShares Global Healthcare ETF
iShares Global Industrials ETF
iShares Global Infrastructure ETF
iShares Global Materials ETF
iShares Global Nuclear Energy ETF
iShares Global Tech ETF
iShares Global Telecom ETF

1 On June 20, 2014, iShares Trust (the “Trust”) filed electronically with the Securities and Exchange Commission (the “SEC” or the “Commission”) its Rule 24f-2 Notice on Form 24F-2 for the fiscal year ended March 31, 2014 (SEC Accession No. 0000897436-14-000563), which inadvertently omitted the iShares 2013 AMT-Free Muni Term ETF (the “Fund”), a series of the Trust that liquidated on August 21, 2013, from the list of funds in Item 2. The Trust is now filing electronically with the Commission an amended Rule 24f-2 Notice on Form 24F-2 to include the Fund in Item 2. The calculation of the registration fee in Item 5 remains unchanged as a result of this amendment and no registration fees or interest are due as a result of this amended filing.

iShares Global Timber & Forestry ETF
iShares Global Utilities ETF
iShares India 50 ETF
iShares International Developed Property ETF
iShares International Preferred Stock ETF
iShares Japan Large-Cap ETF
iShares Latin America 40 ETF
iShares Micro-Cap ETF
iShares Nasdaq Biotechnology ETF
iShares Russell 1000 ETF
iShares Russell 1000 Growth ETF
iShares Russell 1000 Value ETF
iShares Russell 2000 ETF
iShares Russell 2000 Growth ETF
iShares Russell 2000 Value ETF
iShares Russell 3000 ETF
iShares Russell Mid-Cap ETF
iShares Russell Mid-Cap Growth ETF
iShares Russell Mid-Cap Value ETF
iShares Russell Top 200 ETF
iShares Russell Top 200 Growth ETF
iShares Russell Top 200 Value ETF
iShares S&P 100 ETF
iShares S&P 500 Growth ETF
iShares S&P 500 Value ETF
iShares S&P Mid-Cap 400 Growth ETF
iShares S&P Mid-Cap 400 Value ETF
iShares S&P Small-Cap 600 Growth ETF
iShares S&P Small-Cap 600 Value ETF
iShares U.S. Preferred Stock ETF

 3.  Investment Company Act File Number:  811-09729

     Securities Act File Number:  333-92935

 4(a).  Last day of fiscal year for which this Form is filed:  3/31/14

 4(b).  [  ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).  (See
    Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
REGISTRATION FEE DUE.

 4(c).  [  ] Check box if this is the last time the issuer will be filing this Form.

 5.  Calculation of registration fee:

     (i)    Aggregate sale price of securities sold
     during the fiscal year pursuant to
     section 24(f):                                                                                                      $168,975,216,690

     (ii)   Aggregate price of securities redeemed

    or repurchased during the fiscal year:                                                             $149,611,511,010

     (iii)  Aggregate price of securities redeemed
    or repurchased during any PRIOR fiscal
    year ending no earlier than October 11,
    1995 that were not previously used to
    reduce registration fees payable to
    the Commission:                                                                                                      $0

     (iv)   Total available redemption credits
      [add Items 5(ii) and 5(iii)]:                                                                                     $149,611,511,010

     (v)    Net sales -- if Item 5(i) is greater
      than Item 5(iv) [subtract Item 5(iv)
      from Item 5(i)]:                                                                                                        $19,363,705,680

     (vi)   Redemption credits available for use
      in future years -- if Item 5(i) is
      less than Item 5(iv) [subtract Item
      5(iv) from Item 5(i)]:                                                                         $0

     (vii)  Multiplier for determining registration
      fee (See Instruction C.9):                                                                              x  . 00012880

     (viii) Registration fee due [multiply Item 5(v)
      by Item 5(vii)] (enter “0” if no fee
      is due):                                                                                                  = $2,494,045.292

      ------------
      ------------
 6.  Prepaid Shares

  If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
  deducted here:  $0.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:  $0.

 7.  Interest due -- if this Form is being filed more than 90 days after the
     end of the issuer’s fiscal year (see Instruction D):                                                                             N/A

 8.  Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:                                                                                                                             = $2,494,045.292

 9.  Date the registration fee and any interest payment was sent to the
     Commission’s lockbox depository:

June 18, 2014 and June 20, 2014

CIK: 0001100663

 2 Please note that the registration fees for the funds listed in Item 2 for the fiscal year ended March 31, 2014 were wired on June 18, 2014 and June 20, 2014 and collected with the Rule 24f-2 Notice on Form 24f-2 filing on June 20, 2014 (SEC Accession No. 0000897436-14-000563).

     Method of Delivery:

[X]  Wire Transfer
[ ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Sarah M. Coutu___________________
Sarah M. Coutu
Assistant Secretary

Date:  June 25, 2015

*Please print the name and title of the signing officer below the signature.